Shareholders' Equity	6 Months Ended
Jun. 30, 2018
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:- SHAREHOLDERS’ EQUITY

a.	Company’s shares:

On January 31, 2017 the Company closed a follow on and secondary offering where by 8,625,000 ordinary shares were sold in the transaction to the public of which 2,300,000 were issued by the Company and 6,325,000 were sold by the selling shareholders (inclusive of 1,125,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $35,077, net of underwriting discounts, commissions and offering expenses.

b.	Share option and RSU’s plans:

A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)

Outstanding at beginning of year	2,360,647	$10.76	8.05
Granted	3,333	13.40	9.64
Exercised	(261,670)	5.69	8.79
Forfeited	(99,326)	12.50	7.12

Outstanding at end of year	2,002,984	$11.5	7.78	$12,788

Exercisable at end of year	944,037	$8.67	6.95	$8,641

As of June 30, 2018, $7,124 in unrecognized compensation cost related to share options is expected to be recognized over a weighted average vesting period of 2.59 years.

The weighted average fair value of options granted during the six months ended June 30, 2018 and 2017 was $18.05 and $10.81 per share, respectively.

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2018 is based on the share price of the Company’s ordinary shares as of June 30, 2018 which was $17.8 per share.

A summary of the Company’s RSUs activity is as follows:

Six months ended
June 30, 2018

Outstanding at December 31, 2017	88,759
Granted	144,801
Vested	(825)
Forfeited	(11,608)
Outstanding as of June 30,2018	221,127

The weighted average fair values at grant date of RSUs granted for the six months ended June 30, 2018 and 2017 were $14.04 and $21.15, respectively.

c.	The Company’s Board of Directors approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. Under the plans, options granted before 2014 generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee. Starting 2014, 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units (“RSUs”). The RSU’s generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.

d.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the six months ended June 30, 2018 and 2017:

	Six months ended June 30,
	2018	2017

Cost of products	$189	$204
Cost of services	152	83
Research and development	402	297
Selling and marketing	476	430
General and administrative	1,161	934

Total share-based compensation expense	$2,380	$1,948

On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company with an exercise price of $13.03 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of June 30, 2018, the Company granted a total amount of 598,647 warrants.

The Company utilizes a Monte Carlo simulation approach to estimate the fair value of the warrants, which requires inputs such as common ordinary share price, the warrant strike price, estimated ordinary share price volatility and risk-free interest rate, among others. The Company recognized a reduction to revenues of $1.5 million and $2.4 million during the six months ended June 30, 2018 and 2017, respectively.